OTHER EXPENSE	6 Months Ended
Jun. 30, 2022
Other expense (income) [Abstract]
Other Expense	Other Expense
a)    Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
Other expense:
Bank charges	$—	$4	$2	$6
Litigation	3	6	7	7
Porgera care and maintenance costs	14	15	27	26
Buzwagi supplies obsolescense	—	—	2	—
Other	10	4	18	11
Total other expense	$27	$29	$56	$50
Other income:
Gain on sale of non-current assets	($20)	($7)	($22)	($10)
Loss (gain) on non-hedge derivatives	—	2	(7)	1
Loss (gain) on warrant investments at FVPL	(2)	5	(4)	10
Insurance proceeds related to NGM	—	—	(22)	—
Interest income on other assets	(3)	(3)	(7)	(6)
Other	—	—	(3)	—
Total other income	($25)	($3)	($65)	($5)
Total	$2	$26	($9)	$45

b)    Impairment (Reversals) Charges

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
Impairment (reversals) charges of non-current assets[1]	$3	$2	$5	($87)
Total	$3	$2	$5	($87)
[1]Refer to note 13 for further details.